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Virtus KAR Global Small-Cap Fund
Virtus KAR Global Small-Cap Fund

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information
Average Annual Total Returns (for the periods ended 12/31/23)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus KAR Global Small-Cap Fund	Label	1 Year	5 Years	10 Years
Institutional Class Shares	Return Before Taxes	24.04%	10.89%	6.26%
Institutional Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	23.90%	8.39%	4.30%
Institutional Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.52%	8.11%	4.48%
Class A Shares	Return Before Taxes	16.83%	9.29%	5.30%
Class C Shares	Return Before Taxes	22.67%	9.70%	5.10%
MSCI All Country World Index (net)	MSCI All Country World Index (net)	22.20%	11.72%	7.92%
MSCI ACWI Small Cap Index (net)	MSCI ACWI Small Cap Index (net)	16.84%	9.85%	6.66%